UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2005

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           November 10, 2005
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          23
Form 13F Information Table Value Total:    $ 250604
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ACCO BRANDS CORP              COMM             00081T108       758     26870 SH        SOLE                    26870
ALTRIA GROUP INC              COMM             02209S103     15856    215118 SH        SOLE                   215118
AMERICAN GREETINGS CORP CL A  COMM             026375105     13506    492930 SH        SOLE                   492930
APACHE CORP                   COMM             037411105     16088    213882 SH        SOLE                   213882
BLACK & DECKER CORP           COMM             091797100     12048    146770 SH        SOLE                   146770
BRUNSWICK CORP                COMM             117043109      7606    201580 SH        SOLE                   201580
CLOROX CO                     COMM             189054109     11489    206868 SH        SOLE                   206868
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100     11218    162257 SH        SOLE                   162257
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      9716    432996 SH        SOLE                   432996
FORTUNE BRANDS INC            COMM             349631101      9300    114347 SH        SOLE                   114347
JOY GLOBAL INC                COMM             481165108     13746    272422 SH        SOLE                   272422
MASCO CORP                    COMM             574599106      9922    323402 SH        SOLE                   323402
MATTEL INC                    COMM             577081102     10006    599877 SH        SOLE                   599877
MAYTAG CORP                   COMM             578592107      9073    496879 SH        SOLE                   496879
MERCK & CO INC                COMM             589331107     10078    370367 SH        SOLE                   370367
NEWELL RUBBERMAID INC         COMM             651229106      7838    346039 SH        SOLE                   346039
NORFOLK SOUTHERN CORP         COMM             655844108     16199    399395 SH        SOLE                   399395
PFIZER INC                    COMM             717081103     11801    472593 SH        SOLE                   472593
PHELPS DODGE CORP             COMM             717265102     18490    142305 SH        SOLE                   142305
POLYONE CORP                  COMM             73179P106      3652    602632 SH        SOLE                   602632
TRIBUNE CO NEW W/RTS TO PUR   COMM             896047107      8126    239788 SH        SOLE                   239788
TRINITY INDS INC              COMM             896522109     16032    395944 SH        SOLE                   395944
TYCO INTERNATIONAL LTD NEW    COMM             902124106      8054    289197 SH        SOLE                   289197